NOTE 22 - General and administrative expenses: Schedule of General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Wage and salaries
General and administrative	$ 1,502	$ 1,815
Share based compensation
General and administrative	189	449
Professional and legal fees
General and administrative	1,229	918
Reassessment of Provision to Agricultural Research Organization
Reassessment of Provision to Agricultural Research Organization	(205)	96
Rent
General and administrative	27	26
Depreciation and amortization
General and administrative	240	50	[1]
Finder fees
General and administrative	0	269
Investor Relation
General and administrative	380	126
Recruitment expenses
General and administrative	14	7	[1]
Office maintenance, communication and Travel
General and administrative	954	609
Others
General and administrative	71	117
General and administrative	$ 4,401	$ 4,482

[1]	Comparative amounts have been reclassified to conform to the current year presentation (Note 2b)